Basis of consolidation and presentation	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of consolidation and presentation
2.	Basis of consolidation and presentation
The consolidated financial statements include the accounts of the Company and its subsidiaries. The following are the Company’s main operating subsidiaries (all wholly-owned):

Name of the Subsidiary	Country of Incorporation
Despegar.com.ar S.A.	Argentina
Viajes Falabella S.A.	Argentina
Decolar.com LTDA.	Brazil
Despegar.com Chile SpA	Chile
Viajes Falabella SpA	Chile
Despegar Colombia S.A.S.	Colombia
Agencia de Viajes y Turismo Falabella S.A.S.	Colombia
Despegar Ecuador S.A.	Ecuador
Despegar.com México S.A. de C.V.	Mexico
Despegar.com Peru S.A.C.	Perú
Viajes Falabella S.A.C.	Perú
Despegar.com USA, Inc.	United States
Travel Reservations S.R.L.	Uruguay

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). Although the subsidiaries transact the majority of their businesses in their local currencies, the Company has selected the United States dollar (“U.S. dollar”) as its reporting currency. All significant intercompany accounts and transactions have been eliminated.
Foreign currency translation
The Company’s foreign subsidiaries (except for Travel Reservations S.R.L in Uruguay and other subsidiaries in the United States, Ecuador, Argentina and Venezuela, which use the U.S. dollar as functional currency) have determined the local currency to be their functional currency. Assets and liabilities are translated from their local currencies into U.S. dollars at the end-of-the-year
exchange rates, and revenue and expenses are translated at average monthly rates in effect during the year. Translation adjustments are included in the consolidated statements of comprehensive income.
Gains and losses resulting from transactions in
non-functional
currencies are recognized directly in the consolidated statements of income under the line items “Financial income” and “Financial expense”, respectively.
Highly inflationary status in Argentina
During May 2018, the International Practices Task Force (“IPTF”) discussed the highly inflationary status of the Argentine economy. Historically, the IPTF has used the Consumer Price Index (“CPI”) when considering the inflationary status of the Argentine economy. Given that the CPI was considered flawed by the current Argentine Government until December 2015 and the new CPI was published as from June 2016, the IPTF considered alternative indices to determine the three-year cumulative inflation.
A highly inflationary economy is one that has cumulative inflation of approximately 100% or more over a three-year period. The alternative three-year cumulative indices at June 30, 2018 exceeded 100%. According to U.S. GAAP, the company should apply highly inflationary accounting no later than July 1, 2018. As of July 1, 2018, the Company transitioned its Argentinian operations to highly inflationary status in accordance with U.S. GAAP, and changed the functional currency of the Argentine subsidiary from Argentine Pesos to U.S. dollars, which is the functional currency of their immediate parent company.
Accordingly, local currency monetary assets and liabilities are remeasured at closing exchange rate, non-monetary
assets are remeasured at the rate prevailing on the date of the respective transaction, and revenues and expenses are remeasured at the average exchange rate of each month. The effect of the remeasurement is recognized as foreign currency gains / (losses) and are recognized in the consolidated statements of income under the line items “Financial income” and “Financial expense”, respectively.